Stock-Based Compensation - Additional Information (Q3) (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2022	Feb. 09, 2021	Jan. 25, 2021	Jun. 30, 2021	Jun. 30, 2019	Jul. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share for stock option grants (in dollars per share)							$ 0.74	$ 10.13	$ 1.18	$ 8.97	$ 10.25	$ 5.48
Unrecognized compensation related to unvested stock option awards							$ 2.2		$ 2.2		$ 6.1
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield							0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Unrecognized compensation related to unvested stock option awards, period for recognition (in years)									2 years 7 months 6 days		2 years 4 months 24 days
Performance-based Restricted Stock Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSUs outstanding that were granted (in shares)					556,530
PSUs vested and released (in shares)		185,510		185,510		185,510
Non-option equity instruments outstanding (in shares)							0		0		185,510
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock	1.00%
Shares reserved for future issuance (in shares)													390,000
Shares available for purchase under the ESPP (in shares)							689,583		689,583		390,000
Shares authorized for issuance (in shares)							0		0
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post-IPO capitalization rate			11.00%
Percentage of outstanding stock	5.00%
Shares authorized for issuance (in shares)			60,000,000